Intangible Assets - Summary of Intangible Assets (Detail) ₨ in Millions, £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 GBP (£)
Disclosure of detailed information about intangible assets [line items]
Beginning balance		₨ 664,544.5
Write down/impairment of assets				₨ (153,167.1)	£ (1,709)
Impairement of assets - Reimagine				(278,379.1)	£ (3,105)
Ending balance	$ 8,404.9	614,483.3	₨ 664,544.5
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,217,792.2	1,065,024.4
Additions		140,370.8	298,815.0
Capitalised product development		(156,019.7)	(139,417.4)
Additions through business acquisitions		11.0	103.2
Write down/impairment of assets			(767.1)
Reversal of impairment loss		364.3
Disposal /Adjustment		(17.3)
Impairement of assets - Reimagine		(73,082.7)
Currency translation		191,319.0	36,036.3
Fully amortized not in use		(229.4)	(42,002.2)
Ending balance		1,320,508.2	1,217,792.2	1,065,024.4
Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(553,247.7)	(484,468.5)
Amortization for the year		(110,199.9)	(91,873.4)
Additions through business acquisitions		(2.0)
Write down/impairment of assets		(1,706.5)
Reversal of impairment loss		1,347.4
Disposal /Adjustment		(2.4)
Currency translation		(44,149.7)	(17,201.3)
Fully amortized not in use		229.4	42,002.0
Ending balance		(706,024.9)	(553,247.7)	(484,468.5)
Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		664,544.5
Ending balance		614,483.3	664,544.5
Software [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		81,722.8	67,681.8
Additions		8,448.6	11,791.7
Additions through business acquisitions		11.0
Disposal /Adjustment		(17.3)
Currency translation		6,063.9	2,653.9
Fully amortized not in use		(229.4)	(404.6)
Ending balance		95,999.6	81,722.8	67,681.8
Software [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(56,702.7)	(46,300.8)
Amortization for the year		(8,297.4)	(9,075.8)
Additions through business acquisitions		(2.0)
Write down/impairment of assets		(4.5)
Disposal /Adjustment		(2.4)
Currency translation		(4,256.4)	(1,726.2)
Fully amortized not in use		229.4	404.6
Ending balance		(69,031.5)	(56,702.7)	(46,300.8)
Software [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		25,020.1
Ending balance		26,968.1	25,020.1
Patents and technical know-how [member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		16,248.8	14,595.0
Additions		7.9	1,208.1
Currency translation		1,064.9	445.7
Ending balance		17,321.6	16,248.8	14,595.0
Patents and technical know-how [member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(14,815.9)	(13,972.1)
Amortization for the year		(246.9)	(399.3)
Currency translation		(1,061.1)	(444.5)
Ending balance		(16,123.9)	(14,815.9)	(13,972.1)
Patents and technical know-how [member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,432.9
Ending balance		1,197.7	1,432.9
Customer related [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		6,161.0	5,980.0
Currency translation		466.8	181.0
Ending balance		6,627.8	6,161.0	5,980.0
Customer related [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(4,054.1)	(3,699.7)
Amortization for the year		(248.0)	(228.9)
Currency translation		(317.6)	(125.5)
Ending balance		(4,619.7)	(4,054.1)	(3,699.7)
Customer related [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		2,106.9
Ending balance		2,008.1	2,106.9
Intellectual property rights and other intangibles [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		5,578.9	3,546.9
Additions			2.2
Additions through business acquisitions			103.2
Currency translation		4,714.0	1,926.6
Ending balance		10,292.9	5,578.9	3,546.9
Intellectual property rights and other intangibles [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(2,488.6)	(1,765.1)
Amortization for the year		(268.3)	(253.6)
Currency translation		(1,205.2)	(469.9)
Ending balance		(3,962.1)	(2,488.6)	(1,765.1)
Intellectual property rights and other intangibles [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		3,090.3
Ending balance		6,330.8	3,090.3
Product development costs [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		806,853.2	697,541.0
Additions		53,251.7	127,782.2
Disposal /Adjustment		0.0
Currency translation		151,511.0	23,127.6
Fully amortized not in use			(41,597.6)
Ending balance		1,011,615.9	806,853.2	697,541.0
Product development costs [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(461,876.5)	(405,420.9)
Amortization for the year		(101,139.3)	(81,915.8)
Write down/impairment of assets		(1,702.0)
Reversal of impairment loss		1,347.4
Disposal /Adjustment		0.0
Currency translation		(37,309.4)	(14,435.2)
Fully amortized not in use			41,597.4
Ending balance		(598,977.8)	(461,876.5)	(405,420.9)
Product development costs [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		344,976.7
Ending balance		412,638.1	344,976.7
Indefinite life trademarks and brands [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		55,966.1	55,966.1
Ending balance		55,966.1	55,966.1	55,966.1
Indefinite life trademarks and brands [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(13,309.9)	(13,309.9)
Ending balance		(13,309.9)	(13,309.9)	(13,309.9)
Indefinite life trademarks and brands [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		42,656.2
Ending balance		42,656.2	42,656.2
Intangible assets under development [member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		245,261.4	219,713.6
Additions		78,662.6	158,030.8
Capitalised product development		(156,019.7)	(139,417.4)
Write down/impairment of assets			(767.1)
Reversal of impairment loss		364.3
Impairement of assets - Reimagine		(73,082.7)
Currency translation		27,498.4	7,701.5
Ending balance		122,684.3	245,261.4	₨ 219,713.6
Intangible assets under development [member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		0.0
Write down/impairment of assets		0.0
Ending balance			0.0
Intangible assets under development [member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		245,261.4
Ending balance		₨ 122,684.3	₨ 245,261.4